Financial Risk Factors and Risk Management - Interest Rate Risk Factors (Details)	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Factors and Risk Management
Variable rate and short-maturity investments (as percent)	60.00%	53.00%
Fixed rate and long-maturity financing (as percent)	86.00%	100.00%